Shareholder's Equity	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
SHAREHOLDER’S EQUITY

Operating Partnership Units

Interests in MAALP are represented by Operating Partnership Units, or OP Units. As of December 31, 2012, there were 41,453,133 OP Units outstanding, 39,721,461 or 95.8% of which were owned by MAA, our general partner. The remaining 1,731,672 OP Units were owned by non-affiliated limited partners ("Class A Limited Partners"). As of December 31, 2011, there were 38,540,288 OP Units outstanding, 36,602,619 or 95.0% of which were owned by MAA and 1,937,669 of which were owned by the Class A Limited Partners.

MAA, as the sole general partner, has full, complete and exclusive discretion to manage and control the business of the Operating Partnership subject to the restrictions specifically contained within the Partnership Agreement. Unless otherwise stated in the Operating Partnership Agreement, this power includes, but is not limited to, acquiring, leasing, or disposing of any real property; constructing buildings and making other improvements to properties owned; borrowing money, modifying or extinguishing current borrowings, issuing evidence of indebtedness, and securing such indebtedness by mortgage, deed of trust, pledge or other lien on the Operating Partnership's assets; and distribution of Operating Partnership cash or other assets in accordance with the Partnership Agreement. MAA can generally, at its sole discretion, issue and redeem OP Units and determine the consideration to be received or the redemption price to be paid, as applicable. The general partner may delegate these and other powers granted if the general partner remains in supervision of the designee.

Under the Partnership Agreement, the Operating Partnership may issue Class A OP Units and Class B OP Units. Class A OP Units may only be held by limited partners who are not affiliated with MAA, in its capacity as general partner of the Operating Partnership, while Class B OP Units may only be held by MAA, in its capacity as general partner of the Operating Partnership, and as of December 31, 2012, a total of 1,731,672 Class A OP Units in the Operating Partnership were held by limited partners unaffiliated with MAA, while a total of 39,721,461 Class B OP Units were held by MAA. In general, the limited partners do not have the power to participate in the management or control of the Operating Partnership's business except in limited circumstances including changes in the general partner and protective rights if the general partner acts outside of the provisions provided in the Partnership Agreement. The transferability of Class A OP Units is also limited by the Partnership Agreement.

Net income is allocated to the general partner and limited partners based on their respective ownership percentages of the Operating Partnership. Issuance or redemption of additional Class A OP Units or Class B OP Units changes the relative ownership percentage of the partners. The issuance of Class B OP Units generally occurs when MAA issues common stock and the proceeds from that issuance are contributed to the Operating Partnership in exchange for the issuance to MAA of an equal number of common stock shares issued. Likewise, if MAA repurchases or redeems outstanding shares of common stock, the Operating Partnership generally redeems an equal number of Class B OP Units with similar terms held by MAA for a redemption price equal to the purchase price of those shares of common stock. At each reporting period, the allocation between general partner capital and limited partner capital is adjusted to account for the change in the respective percentage ownership of the underlying capital of the Operating Partnership. Holders of the Class A OP Unit may require MAA to redeem their Class A OP Units, in which case MAA may, at its option, pay the redemption price either in cash (in an amount per Class A OP Unit equal, in general, to the average closing price of MAA's common stock on the New York Stock Exchange over a specified period prior to the redemption date) or by delivering one share of MAA common stock (subject to adjustment under specified circumstances) for each Class A OP Unit so redeemed.

At December 31, 2012, a total of 1,731,672 Class A OP Units were outstanding and redeemable for 1,731,672 shares of MAA common stock or approximately $112,125,762, based on the closing price of MAA’s common stock on December 31, 2012 of $64.75 per share, at MAA’s option. At December 31, 2011, a total of 1,937,669 Class A OP Units were outstanding and redeemable for 1,937,669 shares of MAA common stock or approximately $121,201,000, based on the closing price of MAA’s common stock on December 31, 2011 of $62.55 per share, at MAA’s option.

The Operating Partnership pays the same per unit distribution in respect to the OP Units as the per share dividend MAA pays in respect to its common and preferred stock.

Series H Preferred Units

In 2003, MAA issued the Series H Preferred Stock with a $25.00 per share liquidation preference and a preferential cumulative annual distribution of $2.075 per share, payable quarterly. MAA issued 6,200,000 shares of Series H Preferred Stock for which it received net proceeds of $150.1 million. On and after August 11, 2008, the Series H Preferred Stock shares became redeemable for cash at the option of MAA, in whole or in part, at a redemption price equal to the liquidation preference plus dividends owed and unpaid to the redemption date. The Operating Partnership received the proceeds from these issuances in exchange for a number of OP Units equal to the number of preferred shares issued with terms substantially similar to the Series H Preferred Stock (the "Series H OP Units").

On June 2, 2010, MAA redeemed 3,100,001 units of the 6,200,000 units of the Series H Preferred Stock. Accordingly, MAALP redeemed 3,100,001 Series H OP Units. On August 5, 2010 MAA redeemed all of the remaining and outstanding shares of the Series H Preferred Stock and MAALP redeemed the remaining Series H OP Units, resulting in a combined write-off for the year ended December 31, 2010 of approximately $5.1 million on the Consolidated statement of operations related to premiums and original issuance costs. The Operating Partnership funded this redemption by contributing monies to MAA to fund MAA's redemption of the Series H Preferred Stock.

Direct Stock Purchase and Distribution Reinvestment Plan

MAA has a Dividend and Distribution Reinvestment and Share Purchase Plan, or DRSPP, pursuant to which MAA’s shareholders have the ability to reinvest all or part of their distributions from MAA’s common stock, preferred stock or OP Units in Mid-America Apartments, L.P. into MAA’s common stock. The plan also provides the opportunity to make optional cash investments in common shares of at least $250, but not more than $5,000 in any given month, free of brokerage commissions and charges. MAA, in its absolute discretion, may grant waivers to allow for optional cash payments in excess of $5,000. To fulfill its obligations under the DRSPP, MAA may either issue additional shares of common stock or repurchase common stock in the open market. MAA has registered with the Securities and Exchange Commission the offer and sale of up to 7,600,000 shares of common stock pursuant to the DRSPP. MAA may elect to sell shares under the DRSPP at up to a 5% discount.

Common stock shares totaling 14,260 in 2012, 509,116 in 2011 and 568,323 in 2010 were acquired by shareholders under the DRSPP. MAA did not offer a discount for optional cash purchases in 2012; however, an average discount of 2.0% was offered for optional cash purchases in 2011 and 2010. All funds received from these issuances were contributed to the Operating Partnership in exchange for a number of OP Units equal to the number of shares issued by MAA.

At the Market Offering

On November 5, 2009, MAA entered into a sales agreement with Cantor Fitzgerald & Co. to sell up to 4,000,000 shares of its common stock, from time to time in at-the-market offerings or negotiated transactions through a controlled equity offering program, or ATM.

On August 26, 2010, MAA entered into sales agreements with Cantor Fitzgerald & Co., Raymond James & Associates, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated to sell up to a combined total of 6,000,000 shares of its common stock, from time to time in at-the-market offerings or negotiated transactions through a controlled equity offering program. These agreements had materially similar terms to MAA's previous ATM agreements.

During the years ended December 31, 2012, 2011 and 2010, MAA sold 1,155,511 shares, 3,303,273 shares and 5,077,201 shares, respectively, of common stock for net proceeds of $75.9 million, $204.5 million and $274.6 million, respectively, through its ATM programs. The gross proceeds for these issuances were $77.0 million, $207.7 million and $278.5 million, respectively, for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012, there were 578,015 shares outstanding under the ATM. All proceeds from these transactions were received by MAALP in exchange for a number of OP Units equal to the number of shares issued by MAA.

On March 2, 2012, MAA closed on an underwritten public offering of 1,955,000 shares of common stock. UBS Investment Bank and Jeffries & Company, Inc. acted as joint bookrunning managers. This transaction resulted in net proceeds of $120.1 million. No such issuances occurred during 2011 or 2010. Proceeds from this transaction were received by MAALP in exchange for OP Units equal to the number of shares issued.

Share Repurchase Plan

In 1999, MAA’s Board of Directors approved an increase in the number of shares of common stock authorized to be repurchased to 4.0 million shares. As of December 31, 2012, MAA had repurchased approximately 1.9 million shares (8% of the shares of common stock and common units outstanding as of the beginning of the repurchase program). From time-to-time, MAA intends to repurchase shares when MAA believes that shareholder value is enhanced. Factors affecting this determination include, among others, the share price, financing agreements and rates of return. No shares were repurchased from 2002 through 2012 under this plan. In general, share repurchases will be funded by the Operating Partnership, resulting in a decrease in the number of OP Units held by MAA equal to the number of shares repurchased.